Fair Value Measurements (Financial Instruments' Carrying Amounts and Fair Values) (Detail) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	[1]	$ 39,680	$ 35,996
Supplemental 364-Day credit facility borrowings		450
Junior subordinated notes	[1]	1,387	1,386
Carrying Amount | Virginia Electric and Power Company
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	[1]	15,616	13,753
Estimate of Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	[1],[2]	36,426	40,947
Supplemental 364-Day credit facility borrowings	[2]	450
Junior subordinated notes	[1],[2]	1,340	1,470
Estimate of Fair Value | Virginia Electric and Power Company
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	[1],[2]	$ 14,067	$ 16,021

[1]	Carrying amount includes current portions included in securities due within one year and amounts which represent the unamortized debt issuance costs and discount or premium. At December 31, 2021, the carrying amount of Dominion Energy’s long-term debt included the valuation of certain fair value hedges associated with fixed-rate debt of $2 million. There were no fair value hedges associated with fixed-rate debt at December 31, 2022. Additionally, Dominion Energy carrying amounts include portions classified as current liabilities held for sale and noncurrent liabilities held for sale at both December 31, 2022 and 2021.
[2]	Fair value is estimated using market prices, where available, and interest rates currently available for issuance of debt with similar terms and remaining maturities. All fair value measurements are classified as Level 2. The carrying amount of debt issuances with short-term maturities and variable rates refinanced at current market rates is a reasonable estimate of their fair value.